Jun. 04, 2024
WCM Focused Global Growth Fund

WCM Focused Global Growth Fund

Investor Class Shares – WFGGX

Institutional Class Shares – WCMGX

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated June 4, 2024, to the

Prospectus, Statement of Additional Information (“SAI”) and

Summary Prospectus, each dated April 30, 2024.

*** Important Notice Regarding Proposed Fund Reorganization ***

Based on the recommendation of WCM Investment Management, LLC (“WCM”), the investment advisor of the WCM Focused Global Growth Fund (the “Acquired Fund”), the Board of Trustees of Investment Managers Series Trust has approved the reorganization of the Acquired Fund into a corresponding newly created series, First Trust WCM Focused Global Growth Fund (the “Acquiring Fund”), of First Trust Series Fund(the “Reorganization”). The Reorganization of the Acquired Fund is subject to approval by its shareholders.

The Acquiring Fund will have a substantially similar investment objective, investment strategies and investment limitations as the Acquired Fund. Following the Reorganization, First Trust Advisors L.P. will serve as investment advisor to the Acquiring Fund, and WCM will serve as investment sub-advisor to the Acquiring Fund. In addition, the Acquiring Fund will have the same portfolio managers as the Acquired Fund.

The Reorganization will occur pursuant to an Agreement and Plan of Reorganization (the “Plan”). The Plan provides for the Acquired Fund to transfer all of its assets to the Acquiring Fund in return for shares of the Acquiring Fund, and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by the shareholders prior to the Reorganization. The Reorganization is not generally expected to result in the recognition of gain or loss by the Acquired Fund or its shareholders for U.S. federal income tax purposes. WCM and First Trust Advisors L.P. will bear the costs related to the Reorganization.

The Trust will call a shareholder meeting at which shareholders of the Acquired Fund will be asked to consider and vote on the Plan with respect to the Acquired Fund. If the required shareholder approval for the Reorganization of the Acquired Fund is obtained, the Reorganization of the Acquired Fund is currently expected to take effect in the third quarter of 2024.

Shareholders of the Acquired Fund will receive a combined prospectus/proxy statement with additional information about the shareholder meeting, the proposed Reorganization, and the Acquiring Fund, including information about the Acquiring Fund’s investment strategies, risks, fees and expenses. Please read the proxy materials carefully, as they will contain a more detailed description of the proposed Reorganization.

Effective immediately, the footnote under the “Fees and Expenses of the Fund” table beginning on page 1 of the Summary Prospectus and on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

1	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor and Institutional Class shares, respectively. This agreement is in effect through April 30, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Please retain this Supplement with your records.